Commitments And Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies [Abstract]
Aggregate minimum future annual rental commitments under all non-cancelable leases
Operating Leases
2014	$70,916
2015	$70,916
2016	$70,916
2017	$70,916
2018	$70,916
Thereafter	$-

	Operating Leases
2014		$38,769
2015		$38,769
2016		$38,769
2017		$38,769
2018		$35,538
Thereafter		$-